Investment Strategy	Jun. 03, 2026
Ai Funds High Conviction US Equity AI-Managed ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its assets, including borrowings for investment purposes, in U.S. equity securities (including common stock of companies whose principal place of business is in the U.S. and shares of U.S. listed exchange-traded funds) and financial instruments, such as options, that provide exposure to
U.S. equity securities. The Fund seeks its investment objective of long-term capital appreciation through an actively managed, high-conviction portfolio of U.S. equities as determined by the Adviser. A high-conviction portfolio means that the Adviser has determined to allocate a meaningfully large portion of the Fund's portfolio to a relatively small number of investments in which the Adviser has a strong belief. The Fund is managed using the Bayesian AI Learning Algorithm (“BAILA”), the Adviser’s proprietary artificial intelligence system. BAILA serves both as a market-regime forecaster and portfolio construction tool, evaluating historical and real-time data to identify market environments, assess relative opportunities, and construct risk-aware portfolios. The Fund aims to outperform the S&P 500 over a full market cycle.

The Fund’s investment strategy is grounded in an AI-driven approach to security selection, risk forecasting, and dynamic exposure management. Central to this process is the BAILA system, which functions both as a macro-regime forecaster—evaluating short-term market conditions, risk factors, and historical analogs—and as a portfolio construction engine that seeks to build an optimized, risk-aware portfolio using Bayesian modeling techniques, pattern-recognition analysis, and principles designed to mitigate downside risk. Through this integrated framework, the strategy seeks to participate in equity market appreciation during favorable environments while reducing exposure or reallocating toward more defensive securities during periods of elevated market stress. The Fund may rebalance its portfolio as needed in response to changes in market conditions or newly available data, rather than on a predetermined schedule.

The Fund’s investment universe consists of three segments managed by the BAILA system: U.S. equities; secondary or defense investments; and derivative instruments.

Equity Investments
The Fund invests primarily in U.S. equities drawn from the top 1,000 most liquid stocks by average daily dollar volume, spanning large-, mid-, and small-cap issuers, to ensure adequate liquidity and alignment with the Fund’s obligations under 1940 Act liquidity and diversification requirements.

Secondary or Defense Investments
The Fund may hold cash and cash equivalents, including high-quality money market instruments, short-duration U.S. Treasuries.

Derivative Instruments
The Fund will utilize exchange-traded options for risk mitigation, opportunistic exposure, and portfolio hedging, in accordance with applicable regulatory requirements and the Fund’s derivatives risk management framework. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). Although the Fund does not seek leveraged returns, the Fund's use of derivatives, such as options, will create investment leverage, meaning that the Fund's exposure and risk of loss may be more than the derivative is worth.

The Fund employs a focused, high-conviction portfolio construction approach, with position sizes determined by BAILA based on its quantitative analysis. Individual positions may represent a meaningful percentage of the portfolio, consistent with the Fund's non-diversified status and subject to applicable diversification requirements under Subchapter M of the Internal Revenue Code.

The Fund’s equity exposure is dynamically adjusted between 0% and 100% based on the prevailing market regime as identified by the BAILA system. In risk-on environments—characterized by indicators such as improving momentum, favorable historical analogs, and supportive macro patterns—the Fund may shift toward higher-volatility, higher-momentum equities and increase its overall equity exposure toward full allocation. Conversely, in risk-off environments—identified by predictive signs of market deterioration—the Fund may reduce equity exposure, reallocate toward historically defensive equities, lower the portfolio’s beta, or hold cash and cash equivalents, which may represent up to 100% of assets during periods of significant market stress.

Security selection is driven by BAILA’s comprehensive analysis of more than three decades of market regime data, incorporating pattern-matching insights from daily, weekly, and intraday price behavior alongside probabilistic forecasts over a one-week horizon. The system integrates downside-risk considerations and produces estimates of expected alpha, confidence-adjusted position sizing, and optimal weightings along a risk-adjusted frontier. These outputs guide the portfolio’s composition with the aim of maximizing risk-adjusted return while maintaining appropriate risk controls.

About the Utilization of AI in the Fund’s Investment Process

AI empowers the Fund’s Adviser to make informed and timely decisions when buying and selling securities in a portfolio. By leveraging advanced machine learning algorithms and data analytics, AI can analyze vast amounts of financial data, market trends, and economic indicators in real-time. This enables the Adviser to identify investment opportunities and potential risks with greater accuracy and speed. AI-driven models can also optimize trade execution by predicting price movements and liquidity conditions, ensuring that transactions are conducted at the most favorable terms. Additionally, the Adviser will use AI to continuously monitor the Fund’s portfolio, providing insights and recommendations for rebalancing and adjusting positions to align with the Fund’s investment strategy and objectives. Although the Adviser relies heavily on AI-driven models, the ultimate investment decisions remain subject to oversight and approval by the Adviser’s portfolio managers. The AI models are updated and recalibrated on an ongoing basis to reflect evolving market conditions, new data sets, and technological advances. There can be no assurance that the use of AI will result in improved performance or reduced risk.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its assets, including borrowings for investment purposes, in U.S. equity securities (including common stock of companies whose principal place of business is in the U.S. and shares of U.S. listed exchange-traded funds) and financial instruments, such as options, that provide exposure to
U.S. equity securities.
Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its assets, including borrowings for investment purposes, in crypto assets and equity securities (including common stock of companies, shares of listed exchange-traded funds, exchange-traded products, and other investments that provide exposure to the foregoing). The Fund is an actively managed investment strategy that seeks to provide diversified exposure to the crypto asset market through a combination of direct crypto asset investments and publicly traded securities associated with the global crypto asset ecosystem. The Fund is managed using the Bayesian AI Learning Algorithm ("BAILA”), the Adviser’s proprietary artificial intelligence system. BAILA serves both as a market-regime forecaster and portfolio construction tool, evaluating historical and real-time data to identify market environments, assess relative opportunities, and construct risk-aware portfolios.

Under normal market conditions, the Fund may invest up to 60% of its assets in crypto assets. The Fund's investment universe consists of the top 100 non-stable-coin crypto assets by market capitalization. The Fund expects to hold 10 to 30 crypto assets from the top 100 crypto assets at any given time, including so called "meme coins", such as DOGE. The Fund will allocate its assets based on the average daily trading volume ("ADTV") of each crypto asset. Assets with higher daily trading volume will receive larger allocations. Smaller-cap assets within the top 100 receive proportionally smaller allocations due to their lower trading volume. As a result, the Fund initially expects that the Fund's assets will be more heavily allocated to SOL, XRP and Bitcoin as of the date of this prospectus.

The Fund applies a position-level cap based on each crypto asset's ADTV at position inception. The Fund may adjust its crypto asset exposure within this limit as the market universe evolves. The remaining 40% or more of the Fund’s assets will be invested directly in investment securities, as defined in the Investment Company Act of 1940 (the "1940 Act"), including equity securities and other instruments linked to the crypto asset ecosystem, including U.S. and non-U.S. companies involved in blockchain technology, digital asset infrastructure, payment processing, mining, exchanges, and semiconductor development, as well as crypto-tracking exchange-traded funds (“ETFs”) registered under the 1940 Act and exchange-traded products ("ETPs") that are not registered under the 1940 Act, including non-U.S. exchange-traded products (“non-US ETPs”), which invest directly in, provide exposure to, replicate the performance of, or have trading and/or price performance characteristics similar to a specific crypto asset. The non-U.S. ETPs in which the Fund may invest are domiciled in Canada and/or Europe and are listed and available for sale in various jurisdictions in Europe (such as Austria, Belgium, Denmark, Finland, France, Germany, Italy, Ireland, Luxembourg, Netherlands, Norway, Poland, Spain, Sweden, and Switzerland). Where available, the Fund will invest in the USD share class of the applicable non-U.S. ETP. Non-US ETPs will not be treated as regulated investment companies for U.S. federal income tax purposes and therefore will not be taxed as such.

The Fund will make its investments in crypto assets indirectly through the Fund’s wholly owned Cayman Islands subsidiary, the Ai Funds Multi Crypto and Equity Rotation AI-Managed (Cayman) Portfolio S.P. (the “Crypto and Equity Rotation Subsidiary”). The Fund’s crypto asset holdings, including those held by the Crypto and Equity Rotation Subsidiary, will be maintained with a qualified third-party digital-asset custodian that satisfies applicable regulatory, security, and operational standards.

The Fund may utilize exchange-traded derivatives, including options and futures, for risk management, to gain or reduce exposure, or to implement tactical positions. During periods of heightened market volatility or when BAILA identifies risk-off conditions, the Fund may hold some or all of its assets in cash or cash equivalents, including U.S. Treasury obligations, floating-rate notes, money market instruments, and cash-management ETFs. Holding cash or cash equivalents will not ensure that the Fund avoids losses.

BAILA’s investment process incorporates historical market pattern analysis, price-behavior modeling, Bayesian updating (a statistical method for refining predictions as new information becomes available), and short-horizon probabilistic forecasting. The system evaluates market conditions across daily, weekly, and intraday timeframes and applies downside-risk considerations informed by Prospect Theory. Prospect Theory is a behavioral economics framework that describes how people experience gains and losses differently. The Fund's portfolio construction incorporates this insight by placing greater emphasis on limiting losses during adverse market conditions than on maximizing gains during favorable conditions. BAILA generates expected return rankings, risk-adjusted portfolio weightings, and confidence-based position sizing, which the Adviser uses to determine the Fund’s investments.

The Fund does not rebalance on a predetermined schedule. Instead, the Adviser may adjust portfolio holdings when BAILA detects meaningfully changed market conditions or risk exposures. The frequency of trading may vary depending on market volatility and the stability of market states identified by BAILA, and holding periods for individual positions may range from several days to several weeks.
The Fund may engage in reverse repurchase agreements on government securities, investment grade corporate securities or similar transactions to help the Fund meet its investment objective by maintaining exposure to crypto assets, and also by maintaining its tax status as a regulated investment company, and for leveraging purposes.

The Fund is classified as “non-diversified” under the 1940 Act, which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.

Investment in the Cayman Subsidiary

The Fund will seek to gain exposure to crypto assets through investments in the Ai Funds Multi Crypto and Equity Rotation AI-Managed (Cayman) Portfolio S.P. (i.e., “Crypto and Equity Rotation Subsidiary”), which is wholly owned and controlled by the Fund. Except as otherwise noted, references to the investment strategies and risks of the Fund include those of the Crypto and Equity Rotation Subsidiary. The Crypto and Equity Rotation Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Fund will aggregate its investments with those of the Crypto and Equity Rotation Subsidiary for purposes of determining compliance with Sections 8 and 18 of the 1940 Act. The Crypto and Equity Rotation Subsidiary’s investment advisory arrangements and transactions with affiliates will comply with the applicable provisions of Sections 15 and 17 of the 1940 Act. The principal investment strategies and risks of the Crypto and Equity Rotation Subsidiary constitute principal investment strategies and risks of the Fund, and the disclosures herein are intended to describe the combined operations of both.

About the Utilization of AI in the Fund’s Investment Process

AI empowers the Fund’s Adviser to make informed and timely decisions when buying and selling securities in a portfolio. By leveraging advanced machine learning algorithms and data analytics, AI can analyze vast amounts of financial data, market trends, and economic indicators in real-time. This enables the Adviser to identify investment opportunities and potential risks with greater accuracy and speed. AI-driven models can also optimize trade execution by predicting price movements and liquidity conditions, ensuring that transactions are conducted at the most favorable terms. Additionally, the Adviser will use AI to continuously monitor the Fund’s portfolio, providing insights and recommendations for rebalancing and adjusting positions to align with the Fund’s investment strategy and objectives. This dynamic approach allows the Fund’s Adviser to maintain a well-balanced and high-performing portfolio. Although the Adviser relies heavily on AI-driven models, the ultimate investment decisions remain subject to oversight and approval by the Adviser’s portfolio managers. The AI models are updated and recalibrated on an ongoing basis to reflect evolving market conditions, new data sets, and technological advances. There can be no assurance that the use of AI will result in improved performance or reduced risk.

Bitcoin History

Bitcoin (“BTC”) is a digital asset created, issued, and transferred through the operation of the Bitcoin Network, a decentralized, peer-to-peer blockchain network maintained by a distributed set of independent participants. No single entity owns or operates the Bitcoin Network. Transactions in BTC are recorded on a public, distributed ledger known as the Bitcoin blockchain. BTC may be transferred between users or exchanged for fiat currencies on digital asset trading platforms or through peer-to-peer transactions at market-determined prices.

The Bitcoin Network is designed primarily to enable the transfer and storage of value. Unlike some other blockchain networks, the Bitcoin Network does not natively support complex smart contracts or decentralized applications. Transactions on the Bitcoin Network require payment of transaction fees denominated in BTC.

The Bitcoin Network operates under a proof-of-work consensus mechanism. Under this mechanism, network participants known as “miners” use specialized computing hardware to compete to validate transactions and add new blocks to the blockchain. Miners are rewarded with newly issued BTC and transaction fees for successfully validating blocks. The proof-of-work process requires substantial computational resources and energy consumption.

BTC has a fixed maximum supply of 21 million coins. New BTC is issued as block rewards to miners pursuant to protocol-level rules, with the issuance rate programmed to decline over time through periodic events commonly referred to as
“halvings.” Once the maximum supply is reached, no new BTC will be issued, and miners are expected to be compensated solely through transaction fees. Changes in mining economics, network participation, or transaction demand may affect the security, operation, and market value of BTC.

The Bitcoin protocol is maintained through open-source software development. Changes to the protocol are proposed by developers and adopted only if accepted by a sufficient number of network participants. In some circumstances, disagreements among participants may result in changes to the protocol or the creation of separate blockchain networks operating under different rules, commonly referred to as “forks,” which may affect the market value of BTC.
XRP and the XRP Ledger
XRP is the native cryptocurrency of the XRP Ledger, a decentralized, open-source blockchain designed for fast, low-cost international payments and asset transfers. It was launched in 2012 by Ripple Labs Inc., a fintech company focused on improving cross-border payments and financial infrastructure. Unlike many cryptocurrencies that rely on proof-of-work or proof-of-stake mechanisms, the XRP Ledger uses a unique consensus protocol involving a network of trusted validators to confirm transactions in seconds with minimal energy consumption.
The development of XRP and the XRP Ledger was initially led by Ripple Labs, which continues to contribute significantly to the technology and ecosystem. However, the ledger itself is open-source and maintained by an independent community of developers and network validators. Governance is semi-decentralized: while Ripple remains influential in the ecosystem, it does not control the ledger or transaction validation. The validator nodes are operated by a mix of universities, financial institutions, and independent entities around the world, helping maintain the integrity and decentralization of the network.
XRP is widely traded on numerous major centralized cryptocurrency exchanges (CEX), including Binance, Kraken, Bitstamp, and others, although its availability may vary depending on regulatory environments in different countries. It can be purchased using fiat currencies or other cryptocurrencies and stored in wallets that support XRP, such as Xumm, Ledger hardware wallets, or other third-party software wallets.
XRP is primarily used to facilitate fast and cost-effective cross-border payments, often serving as a bridge currency in international transactions. It is also used for liquidity provisioning in Ripple’s On-Demand Liquidity (ODL) service, which allows financial institutions to convert one fiat currency to another instantly using XRP as an intermediary. Due to its speed, scalability, and institutional focus, XRP has become one of the most prominent cryptocurrencies in the global payment and remittance space.

The Solana Network and SOL

SOL is a digital asset that is created and transmitted through the operations of the peer-to-peer Solana Network, a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the Solana Network, the infrastructure of which is collectively maintained by a decentralized user base. The Solana Network allows people to exchange tokens of value, called SOL, which are recorded on a public transaction ledger known as a blockchain. SOL can be used to pay for goods and services, including computational power on the Solana Network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Exchanges or in individual end-user-to-end-user transactions under a barter system. Furthermore, the Solana Network was designed to allow users to write and implement smart contracts — that is, general-purpose code that executes on every computer in the network and can instruct the transmission of information and value based on a sophisticated set of logical conditions. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than SOL on the Solana Network. Smart contract operations are executed on the Solana Blockchain in exchange for payment of SOL. Like the Ethereum network, the Solana Network is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer money system.

The Solana Protocol introduced the Proof-of-History (“PoH”) timestamping mechanism. PoH automatically orders on-chain transactions by creating a historical record that proves an event has occurred at a specific moment in time. PoH is intended to provide a transaction processing speed and capacity advantage over other blockchain networks like Bitcoin and Ethereum, which rely on sequential production of blocks and can lead to delays caused by validator confirmations.

In addition to the PoH mechanism described above, the Solana Network uses a delegated proof-of-stake consensus mechanism to incentivize SOL holders to validate transactions. Unlike proof-of-work, in which miners expend computational resources to compete to validate transactions and are rewarded coins in proportion to the amount of computational resources expended, in proof-of-stake, validators risk or “stake” coins to compete to be randomly selected to validate transactions and are rewarded coins in proportion to the amount of coins staked.

The Solana Protocol was first conceived by Anatoly Yakovenko in a 2017 whitepaper. Development of the Solana Network is overseen by the Solana Foundation, a Swiss non-profit organization, and Solana Labs, Inc. (the “Company”), a Delaware corporation, which administered the original network launch and token distribution.

Although the Company and the Solana Foundation continue to exert significant influence over the direction of the development of SOL, the Solana Network is decentralized and does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of SOL.

As of early 2025, approximately 490 million SOL tokens are in circulation, with a total supply of around 594 million SOL. SOL has no fixed maximum supply, meaning it operates on an inflationary model. Initially, the network launched with 500 million tokens, but this total has increased over time due to inflation mechanisms and staking rewards. The inflation rate started at 8% annually. It decreases by 15% each year until it stabilizes at a long-term rate of 1.5% per year. This inflationary design ensures that new tokens are continuously issued, primarily as rewards for validators and stakers, while some tokens are burned through transaction fees to offset supply growth.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its assets, including borrowings for investment purposes, in crypto assets and equity securities (including common stock of companies, shares of listed exchange-traded funds, exchange-traded products, and other investments that provide exposure to the foregoing).
Ai Funds Downside Defense AI-Managed ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks its investment objective of long-term capital appreciation through actively managed strategy that seeks to generate returns across varying market environments, with a particular emphasis on periods of heightened market stress. The Fund is managed using the Adviser’s proprietary Bayesian AI Learning Algorithm (“BAILA”), an artificial intelligence system that functions both as a macro-regime forecaster and as a portfolio construction engine. BAILA evaluates historical and real-time market data to identify market conditions that resemble past crisis environments, assess opportunities in defensive assets, and construct a portfolio designed to seek positive absolute returns during adverse market periods while maintaining participation in more stable conditions.

Under normal market conditions, the Fund invests primarily in U.S. equity securities and exchange-traded funds (“ETFs”). The Fund’s equity universe consists of the top 1,000 most liquid U.S. stocks by average daily trading volume across large-, mid-, and small-capitalization issuers. In addition, the Fund may invest in U.S.-listed ETFs that meet specified criteria, including minimum asset levels, trading liquidity thresholds, expense ratio limits, and the exclusion of leveraged ETFs or those issuing Schedule K-1 tax forms. The Fund’s multi-asset approach aims to provide exposure to securities that have historically demonstrated favorable or defensive characteristics across different market regimes (i.e., a persistent state of financial market behavior characterized by distinct combination of market conditions). Position sizes are determined by BAILA based on its quantitative analysis. Individual positions may represent a meaningful percentage of the portfolio, consistent with the Fund's non-diversified status and subject to applicable diversification requirements under Subchapter M of the Internal Revenue Code.

The Fund may utilize exchange-traded derivatives, including options and futures, to establish or hedge exposures, manage portfolio risk, or position the Fund to benefit from rising or falling markets. The Fund may also hold cash or cash equivalents, including ETFs that invest in short-term treasuries or floating rate notes (e.g., BIL, SHV, USFR) and short-term instruments, especially in periods when BAILA identifies elevated market stress or when defensive positioning is deemed appropriate. These defensive holdings may represent a substantial portion of the portfolio during adverse conditions, though they do not guarantee protection against losses.

BAILA’s market-state prediction process incorporates crisis pattern recognition informed by more than 30 years of historical data, an ensemble of predictive models trained to detect stress conditions, and Bayesian probability updates that refine short-term (one--week) forecasts. The system evaluates indicators such as price-pattern similarity, volatility dynamics, and regime-specific performance characteristics. Based on these assessments, BAILA determines the Fund’s positioning along a “defense-to-offense” spectrum, ranging from maximum defensive allocations during crisis regimes to more opportunistic exposures as market conditions stabilize or recover. Portfolio construction reflects BAILA’s optimization outputs, which incorporate downside-risk considerations derived from Prospect Theory and seek to identify securities that have historically outperformed during periods of market dislocation.

The Adviser does not rebalance the portfolio on a predetermined schedule. Instead, the Fund’s holdings are adjusted when BAILA identifies material shifts in market stress levels or changes in the relative attractiveness of defensive and opportunistic exposures. Typical holding periods may range from several days to several weeks, depending on the persistence or volatility of prevailing market regimes. Through this dynamic, AI-driven approach, the Fund seeks to provide investors with a strategy that is responsive to evolving market conditions and positioned to deliver defensive characteristics when traditional equity investments may be under the greatest pressure.

About the Utilization of AI in the Fund’s Investment Process

AI empowers the Fund’s Adviser to make informed and timely decisions when buying and selling securities in a portfolio. By leveraging advanced machine learning algorithms and data analytics, AI can analyze vast amounts of financial data, market trends, and economic indicators in real-time. This enables the Adviser to identify investment opportunities and potential risks with greater accuracy and speed. AI-driven models can also optimize trade execution by predicting price movements and liquidity conditions, ensuring that transactions are conducted at the most favorable terms. Additionally, the Adviser will use AI to continuously monitor the Fund’s portfolio, providing insights and recommendations for rebalancing and adjusting positions to align with the Fund’s investment strategy and objectives. This dynamic approach allows the Fund’s Adviser to maintain a well-balanced and high-performing portfolio. Although the Adviser relies heavily on AI-driven models, the ultimate investment decisions remain subject to oversight and approval by the Adviser’s portfolio managers. The AI models are updated and recalibrated on an ongoing basis to reflect evolving market conditions, new data sets, and technological advances. There can be no assurance that the use of AI will result in improved performance or reduced risk.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.